Business acquisitions - Changyi Group - Additional Information (Details) - Changyi Group - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business acquisition
Gross carrying amount	$ 1,830
Net revenues		$ 5,518	$ 162,394
Net loss		$ 997	$ 33,415
Developed technologies
Business acquisition
Estimated useful life	5 years
Gross carrying amount	$ 117
Customer relationship
Business acquisition
Estimated useful life	5 years
Gross carrying amount	$ 1,103
Contract backlog
Business acquisition
Estimated useful life	3 years
Gross carrying amount	$ 610
Income approach
Business acquisition
Estimated useful life	5 years
Income approach | Fair value inputs discount rate
Business acquisition
Intangible asset measurement input	30.20%
Minimum [Member] | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	10.00%
Maximum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	30.00%